Operating Leases (Tables) - Adagio Medical Inc	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Schedule of quantitative information of operating leases

The following table summarizes quantitative information of the Company’s operating leases for the six months ended June 30, 2024 and 2023 (in thousands):

Six months ended June 30 (Unaudited)	2024	2023
Operating cash flows paid for operating leases	$92	$88
Weighted average remaining lease term (years)	1.8	1.9
Weighted average discount rate	8.0%	8.0%

The following table summarizes quantitative information of the Company’s operating leases for the years ended December 31, 2023 and 2022 (in thousands):

Years ended December 31,	2023	2022
Operating cash flows paid for operating leases	$178	$173
Weighted average remaining lease term (years)	1.7	2.2
Weighted average discount rate	8.0%	8.0%

Schedule of future minimum payments under the non-cancelable operating leases

The following table presents the future minimum payments under the non-cancelable operating leases as of June 30, 2024 (in thousands):

Six months ending June 30 (Unaudited)
Six months ending December 31, 2024	$79
Year ending December 31, 2025	154
Year ending December 31, 2026	48
Total undiscounted future cash flows	281
Less: imputed interest	(18)
Total operating lease liability	$263

The following table presents the future minimum payments under the non-cancelable operating leases as of December 31, 2023 (in thousands):

Year ending December 31,
2024	$86
2025	36
2026	18
Total undiscounted future cash flows	140
Less: imputed interest	(9)
Total operating lease liability	$131